UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number   811-22080
                                                     -------------

                     First Trust Active Dividend Income Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
         --------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code:  630-241-4141
                                                            --------------

                      Date of fiscal year end:  November 30
                                               -------------

                   Date of reporting period:  November 30, 2007
                                             -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



[LOGO OMITTED]  FIRST TRUST
                ADVISORS L.P.



                                                  ANNUAL REPORT
                                                 For the Period
                                               September 20, 2007
                                          (Commencement of Operations)
                                              to November 30, 2007


                                                   FIRST TRUST
                                                 ACTIVE DIVIDEND
                                                     INCOME
                                                      FUND



[LOGO OMITTED]  AVIANCE
                MANAGEMENT


Front Cover

-------------------------------------------------------------------------------
TABLE OF CONTENTS
-------------------------------------------------------------------------------

                 FIRST TRUST ACTIVE DIVIDEND INCOME FUND (FAV)
                                 ANNUAL REPORT
                               NOVEMBER 30, 2007

Shareholder Letter                                                            1
Portfolio Commentary                                                          2
Portfolio Components                                                          4
Portfolio of Investments                                                      5
Statement of Assets and Liabilities                                           8
Statement of Operations                                                       9
Statement of Changes in Net Assets                                           10
Financial Highlights                                                         11
Notes to Financial Statements                                                12
Report of Independent Registered Public Accounting Firm                      16
Additional Information                                                       17
Board of Trustees and Officers                                               21


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Aviance Capital Management, LLC ("Aviance" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Active Dividend Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.


                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares may be worth more or less than their original cost.


                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Aviance are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus.

-------------------------------------------------------------------------------
SHAREHOLDER LETTER
-------------------------------------------------------------------------------

                 FIRST TRUST ACTIVE DIVIDEND INCOME FUND (FAV)
                                 ANNUAL REPORT
                               NOVEMBER 30, 2007

Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

We are single-minded about providing a range of investment products, including our family of closed-end funds, to help First Trust meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long term while continuing to support our current product line remains a focus for First Trust as we head into the future.

The report you hold will give you detailed information about your investment in First Trust Active Dividend Income Fund (the "Fund") for the period September 20, 2007 (commencement of operations) to November 30, 2007. I encourage you to read this report and discuss it with your financial advisor.

First Trust is pleased that the Fund is a part of your financial portfolio and we will continue to offer current information about your investment, as well as new opportunities in the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust Active Dividend Income Fund

-------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
-------------------------------------------------------------------------------

FIRST TRUST ACTIVE DIVIDEND INCOME FUND

The primary investment objective of First Trust Active Dividend Income Fund ("FAV" or the "Fund") is to seek a high level of current income. Its secondary objective is capital appreciation. The Fund pursues its investment objectives by investing at least 80% of its managed assets in a diversified portfolio of dividend-paying multi-cap equity securities of both U.S. and non-U.S. issuers that the Fund's Sub-Advisor believes offer the potential for attractive income and/or capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.


FUND RECAP

The primary investment objective of this Fund is to provide a high level of current income and in our dividend capture rotations we were able to accomplish this goal. The Fund's dividend capture rotation strategy seeks to maximize the level of dividend income that the Fund receives by engaging in the active accumulation of dividends. In a dividend capture trade, the Fund sells a stock on or shortly after the stock's ex-dividend date and uses the sale proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment on the stock being sold. Through this rotation practice, the Fund may receive more dividend payments over a given period of time than if it held a single stock. For the Fund we completed our consumer staples rotation from Clorox (CLX), to ConAgra (CAG), to Budweiser (BUD), to McDonald's (MCD), to Coke (KO). The back half line up is also in place with a planned rotation from Coke to Pepsi (PEP), to Brown Foreman (BF/B), to R J Reynolds (RAI), and ending with Altria (MO), and Kraft (KFT). We had very few candidates that were up 5% or more prior to ex-date and those that were we continued to hold for qualified dividend income purposes. By mostly avoiding the temptation to capture the fat dividends available in banks and mortgage/bond insurers, the Fund's losses in these industries were limited. We continue to hold Annaly Capital Management Inc. (NLY) which is not exposed to sub-prime or any collateralized debt obligation or structured investment vehicle difficulties.

November was a big month for energy sector dividends. We have accumulated several names and feel that we will hold many of these positions for their qualified dividend income. We view exploration and production companies and the utility sectors as the cheapest space available in the U.S. equity market currently (early January 2008).


PERFORMANCE ANALYSIS

In the 9 weeks ending November 30, 2007, the Fund operated in one of the most volatile markets in recent memory, including a price decline of 10% in mid-November. Since the Fund's inception (9/20/07) through 11/30/07, the Fund's market value total return was -11.10% and its net asset value ("NAV") total return was -0.37% vs. its benchmark, the Russell 1000 Value Index, which returned -5.45% for the same period or the more narrow comparison, the S&P 500 Index, which returned -2.56%. Although we never extol being down as a "good" situation to be in, we believe the preservation of capital when markets are in panic mode is essential in providing acceptable total returns.

The Fund did suffer some losses on a few technology positions, IBM (IBM), and Texas Instruments (TXN). As well, there were some losses in a portion of the Fund's industrial sleeve. Sometimes the shorter holding periods in capture candidates can cause short-term losses. Once markets stabilize these tend to be quickly offset as investors recognize their potential.


                                  MANAGER Q&A

WHAT IS YOUR OUTLOOK FOR 2008?

During the first quarter of 2008, we expect equity volatility to continue and factors such as earnings and employment indicators to support the fact that the U.S. is in a recession. This quarter is usually positive for capturing dividends and we expect to meet our goals in this respect. With regard to NAV, it may be increasingly difficult to avoid losses should the negative economic news continue to spread to many sectors. We fully expect to capture sufficient dividend income to support the Fund's quarterly payouts. We will work to create NAV appreciation in addition to dividend payout; however, in a difficult market which we expect to decline over the course of the year, generating added NAV may be challenging.

During the remainder of 2008, we expect the major indices to fall within the 0%
- 10% range by the end of the year with a range of -13% to +6% intra-year. We expect winners will be true growth companies (from Coke to Eli Lilly), world businesses (from oil exploration to defense) and companies with attractive and rising dividends (such as Altria, Duke Energy and Diageo). Additionally, we believe losers will be financials (again), real estate, and retail.

-------------------------------------------------------------------------------
                        PORTFOLIO COMMENTARY (CONTINUED)
-------------------------------------------------------------------------------

WHAT IS YOUR LONG-TERM VIEW OF THE MARKET?

The coming year should support our long-term outlook for the next 5 years. We believe this period will be similar to the years 1966 to 1982, where dividends matched equity appreciation.


                                  SUB-ADVISOR

Aviance Capital Management, LLC, a registered investment advisor, is the Sub-Advisor to the Fund. Aviance is an asset management firm focused on managing multi-cap value and growth portfolios. Aviance was founded, and is currently managed, by its Managing Members: Christian C. Bertelsen; Gary T. Dvorchak, CFA; Michael J. Dixon; and Edward C. Bertelsen.

Aviance is responsible for the day-to-day management of the Fund's portfolio utilizing a team led by Christian C. Bertelsen, Gary T. Dvorchak, and Mark Belanian. The team has approximately six years of experience working together and approximately 80 years of cumulative industry experience.


                           PORTFOLIO MANAGEMENT TEAM

CHRISTIAN C. BERTELSEN, Chief Investment Officer and Senior Portfolio Manager Christian C. Bertelsen has 41 years of investment experience. Since November 2004, he was Chief Investment Officer at Global Financial Private Capital ("GFPC"), the incubator company of Aviance. From July 1997 to December 2003, Mr. Bertelsen was director of the value equity group for Phoenix Investment Counsel, during which time he was responsible for developing strategies that focused on the analysis of dividends as a means of identifying undervalued companies and generating income. He served as Chief Investment Officer at Dreman Value Advisors between January 1996 and July 1997, and was a Senior Vice President with Eagle Asset Management between April 1993 and January 1996. From June 1986 to April 1993, Mr. Bertelsen headed the equity investment department at Colonial Advisory Services, Inc., and managed The Colonial Fund. Prior to 1986, he held positions with Batterymarch Financial Management and State Street Bank & Trust Company. Mr. Bertelsen holds an M.B.A. and a B.A. in Economics and History from Boston University.

GARY T. DVORCHAK, CFA, Portfolio Manager - Quantitative Dividend Analyst
Gary T. Dvorchak, CFA, has 16 years of experience in the institutional investment management business. Before joining Aviance, Mr. Dvorchak founded Channel Island Partners, a hedge fund investment adviser. From January 2004 to October 2005, Channel Island Partners managed the Systematic Income Fund, an income-oriented, dividend capture fund. The fund was closed and the partners moved their assets into Aviance's dividend strategy upon the merger of Channel Island Partners into GFPC. From May 1998 to November 2001, Mr. Dvorchak was a senior portfolio manager at Provident Investment Counsel, a Pasadena-based institutional asset manager with $20 billion of assets under management. Between April 1993 and April 1998, Mr. Dvorchak was a senior analyst and member of the investment committee at Sit Investment Associates, an institutional manager based in Minneapolis. Mr. Dvorchak earned an M.B.A. in 1992 from the Kellogg Graduate School of Management at Northwestern University. He graduated Phi Beta Kappa in 1986 from the University of Iowa and earned the Chartered Financial Analyst designation in 1996.

EDWARD C. BERTELSEN, Portfolio Manager - Research
Edward C. Bertelsen has 14 years of experience in supporting and managing portfolios. He is also responsible for a limited number of selected client relationships. He joined GFPC in April 2004 and was instrumental in creating its trading environment. Between March 2001 and April 2004, Mr. Bertelsen was a Senior Portfolio Manager with Salomon Smith Barney. Between November 1996 and March 2001, Mr. Bertelsen was employed by Legg Mason Wood Walker as a Portfolio Manager. He graduated with Honors from Albion College in 1993 with a B.A. in Economics and History and started his financial career with Raymond James in July 1993.

MARK BELANIAN, Portfolio Analyst
Mark Belanian has nine years of investment industry experience. Mr. Belanian joined GFPC/Aviance in February 2006 from Merrill Lynch's Global Private Client Group in Sarasota, Florida, where he had worked since February 2005. Mr. Belanian worked with Chris Bertelsen as a portfolio analyst at Phoenix Investment Counsel between June 1998 and January 2005. Mr. Belanian graduated from Trinity College with a B.A. in Modern Language.

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO COMPONENTS (a)
NOVEMBER 30, 2007 (UNAUDITED)



                       PORTFOLIO COMPONENTS - BY INDUSTRY

                              [BAR GRAPH OMITTED]
                [DATA REPRESENTED BY BAR GRAPH PRESENTED BELOW]

            Asset Management & Custody Banks        12.2%
                 Oil, Gas & Consumable Fuels        10.4%
                 Energy Equipment & Services         9.0%
                                   Beverages         7.2%
               Hotels, Restaurants & Leisure         6.0%
                             Multi-Utilities         5.5%
    Semiconductors & Semiconductor Equipment         5.5%
                                     Tobacco         4.9%
                     Computers & Peripherals         4.2%
                            Commercial Banks         3.9%
              Diversified Financial Services         3.4%
                         Aerospace & Defense         3.0%
                                   Machinery         2.9%
                                    Software         2.6%
                             Pharmaceuticals         2.5%
                               Food Products         2.4%
                Leisure Equipment & Products         2.2%
                    Industrial Conglomerates         1.9%
         Wireless Telecommunication Services         1.6%
                          Electric Utilities         1.5%
                             Capital Markets         1.4%
                                       Media         1.4%
       Real Estate Investment Trusts (REITs)         1.4%
                  Construction & Engineering         1.3%
      Diversified Telecommunication Services         0.9%
                             Metals & Mining         0.8%


(a) Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.


Page 4               See Notes to Financial Statements

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
NOVEMBER 30, 2007



        Shares  Description                                         Value
        ------  ---------------------------------------------  -----------------

        COMMON STOCKS - 91.5%
                Aerospace & Defense - 3.1%
        18,900  Honeywell International, Inc.                  $     1,070,118
        28,700  Lockheed Martin Corp.                                3,176,229
                                                               -----------------
                                                                     4,246,347
                                                               -----------------
                Beverages - 7.5%
        38,800  Brown-Forman Corp., Class B                          2,740,832
        65,800  Coca-Cola (The) Co.                                  4,086,180
        45,500  PepsiCo, Inc.                                        3,511,690
                                                               -----------------
                                                                    10,338,702
                                                               -----------------
                Capital Markets - 1.4%
        51,400  American Capital Strategies, Ltd.                    1,933,154
                                                               -----------------

                Commercial Banks - 4.0%
        88,000  Banco Bradesco S.A. - Sponsored ADR                  2,829,200
        28,800  Comerica, Inc.                                       1,318,464
        68,000  National City Corp.                                  1,343,680
                                                               -----------------
                                                                     5,491,344
                                                               -----------------
                Computers & Peripherals - 4.4%
        48,200  Hewlett-Packard Co.                                  2,465,912
        21,700  International Business Machines Corp.                2,282,406
       184,500  Palm, Inc.                                           1,285,965
                                                               -----------------
                                                                     6,034,283
                                                               -----------------
                Construction & Engineering - 1.4%
        13,100  Fluor Corp.                                          1,927,927
                                                               -----------------
                Diversified Financial Services - 3.5%
        75,800  Bank of America Corp.                                3,496,654
        29,400  JPMorgan Chase & Co.                                 1,341,228
                                                               -----------------
                                                                     4,837,882
                                                               -----------------
                Diversified Telecommunication Services - 1.0%
        35,100  Telefonos de Mexico SAB de CV - Sponsored ADR        1,308,177
                                                               -----------------
                Electric Utilities - 1.5%
        74,700  Pepco Holdings, Inc.                                 2,099,070
                                                               -----------------
                Energy Equipment & Services - 9.4%
        28,900  Diamond Offshore Drilling, Inc.                      3,364,827
        36,600  Halliburton Co.                                      1,339,926
        19,000  Schlumberger Ltd.                                    1,775,550
        46,407  Transocean Inc.                                      6,371,253
                                                               -----------------
                                                                    12,851,556
                                                               -----------------
                Food Products - 2.5%
        42,600  H.J. Heinz Co.                                       2,014,980
        40,000  Kraft Foods, Inc., Class A                           1,382,000
                                                               -----------------
                                                                     3,396,980
                                                               -----------------


                       See Notes to Financial Statements                  Page 5

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED) (a)
NOVEMBER 30, 2007



        Shares  Description                                         Value
        ------  ---------------------------------------------  -----------------

        COMMON STOCKS - (Continued)
                Hotels, Restaurants & Leisure - 6.3%
        92,700  McDonald's Corp.                               $     5,420,169
        25,200  Wynn Resorts, Ltd.                                   3,198,888
                                                               -----------------
                                                                     8,619,057
                                                               -----------------
                Industrial Conglomerates - 2.0%
        39,700  Textron, Inc.                                        2,741,285
                                                               -----------------
                Leisure Equipment & Products - 2.3%
       158,400  Mattel, Inc.                                         3,164,832
                                                               -----------------
                Machinery - 3.0%
        27,000  Parker-Hannifin Corp.                                2,144,610
        31,300  Terex Corp.                                          2,017,285
                                                               -----------------
                                                                     4,161,895
                                                               -----------------
                Media - 1.5%
        103,200 Regal Entertainment Group, Class A                   2,042,328
                                                               -----------------
                Metals & Mining - 0.9%
        29,000  Barrick Gold Corp.                                   1,174,790
                                                               -----------------
                Multi-Utilities - 5.8%
        38,000  Ameren Corp.                                         2,046,300
        18,200  Public Service Enterprise Group                      1,742,468
        47,900  SCANA Corp.                                          2,041,019
        89,800  Xcel Energy, Inc.                                    2,075,278
                                                               -----------------
                                                                     7,905,065
                                                               -----------------
                Oil, Gas & Consumable Fuels - 10.8%
        33,800  Anadarko Petroleum Corp.                             1,913,080
        51,700  Chesapeake Energy Corp.                              1,956,845
        14,900  Devon Energy Corp.                                   1,233,869
       125,100  Frontline Ltd.                                       5,823,405
        28,500  Occidental Petroleum Corp.                           1,988,445
        31,000  XTO Energy, Inc.                                     1,916,420
                                                               -----------------
                                                                    14,832,064
                                                               -----------------
                Pharmaceuticals - 2.6%
        60,110  Merck & Co., Inc.                                    3,568,129
                                                               -----------------
                Real Estate Investment Trusts (REITs) - 1.4%
       114,100  Annaly Capital Management, Inc.                      1,963,661
                                                               -----------------
                Semiconductors & Semiconductor Equipment - 5.7%
       234,800  Intel Corp.                                          6,123,584
        74,500  National Semiconductor Corp.                         1,703,070
                                                               -----------------
                                                                     7,826,654
                                                               -----------------
                Software - 2.7%
        110,000 Microsoft Corp.                                      3,696,000
                                                               -----------------


Page 6               See Notes to Financial Statements

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED) (a)
NOVEMBER 30, 2007



        Shares  Description                                         Value
        ------  ---------------------------------------------  -----------------

        COMMON STOCKS - (Continued)
                Tobacco - 5.2%
        54,300  Altria Group, Inc.                             $     4,211,508
        40,700  Reynolds American, Inc.                              2,849,814
                                                               -----------------
                                                                     7,061,322
                                                               -----------------
                Wireless Telecommunication Services - 1.6%
        60,000  Vodafone Group Plc - Sponsored ADR                   2,235,000
                                                               -----------------

                Total Common Stocks - 91.5%                        125,457,504
                (Cost $127,084,695)                            -----------------

        INVESTMENT COMPANIES - 7.5%
                Asset Management & Custody Banks
        66,600  India Fund, Inc.                                     4,059,270
        69,500  iShares MSCI Australia Index Fund                    2,198,980
        49,100  iShares MSCI Brazil Index Fund                       3,974,645
                                                               -----------------
                Total Investment Companies                          10,232,895
                (Cost $9,949,982)                              -----------------


        SHORT-TERM INVESTMENT - 5.2%
                Asset Management & Custody Banks
     7,193,761  JP Morgan U.S. Government Money Market Fund          7,193,761
                (Cost $7,193,761)                              -----------------


                Total Investments - 104.2%                         142,884,160
                (Cost $144,228,438) (b)

                Net Other Assets and Liabilities - (4.2%)           (5,767,538)
                                                               -----------------
                Net Assets - 100.0%                              $ 137,116,622
                                                               =================

-----------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Aggregate cost for federal income tax purposes is $144,507,812.
ADR - American Depositary Receipt


                       See Notes to Financial Statements                  Page 7

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007



ASSETS:
Investments, at value
    (Cost $144,228,438)                                                                         $142,884,160
Receivables:
    Investment securities sold                                                                    17,530,037
    Dividends                                                                                      1,870,152
    Due from Sub-Advisor                                                                               3,067
                                                                                            ------------------
       Total Assets                                                                              162,287,416
                                                                                            ------------------

LIABILITIES:
Payables:
    Investment securities purchased                                                               24,677,537
    Offering costs                                                                                   288,000
    Investment advisory fees                                                                         111,561
    Audit fees                                                                                        32,250
    Administrative fees                                                                               15,810
    Printing fees                                                                                     12,500
    Custodian fees                                                                                     9,143
    Trustees' fees and expenses                                                                        7,486
    Legal fees                                                                                         4,718
    Transfer agent fees                                                                                4,559
Accrued expenses and other liabilities                                                                 7,230
                                                                                            ------------------
       Total Liabilities                                                                          25,170,794
                                                                                            ------------------
NET ASSETS                                                                                      $137,116,622
                                                                                            ==================

NET ASSETS consist of:
Paid-in capital                                                                                 $137,259,956
Par value                                                                                             72,052
Accumulated net investment income (loss)                                                           3,512,679
Net unrealized appreciation (depreciation) on investments                                         (1,344,278)
Accumulated net realized gain (loss) on investments                                               (2,383,787)
                                                                                            ------------------
NET ASSETS                                                                                      $137,116,622
                                                                                            ==================

NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)                        $          19.03
                                                                                            ==================

Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)        7,205,236
                                                                                            ==================


Page 8               See Notes to Financial Statements

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED NOVEMBER 30, 2007 (a)


INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,035)                                           $   3,876,365
                                                                                               ---------------
    Total investment income                                                                        3,876,365
                                                                                               ---------------

EXPENSES:
Investment advisory fees                                                                             256,952
Audit fees                                                                                            32,250
Administration fees                                                                                   21,361
Printing fees                                                                                         12,500
Legal fees                                                                                            10,115
Custodian fees                                                                                         9,143
Trustees' fees and expenses                                                                            7,520
Transfer agent fees                                                                                    6,615
Other                                                                                                  7,230
                                                                                               ---------------
    Total expenses                                                                                   363,686
                                                                                               ---------------
NET INVESTMENT INCOME                                                                              3,512,679
                                                                                               ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                                           (2,386,854)
Net increase from payment from the Sub-Advisor                                                         3,067
Net change in unrealized appreciation (depreciation) on investments                               (1,344,278)
                                                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                                           (3,728,065)
                                                                                               ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     (215,386)
                                                                                               ===============


----------------

(a) Initial seed date of July 19, 2007. The Fund commenced operations on September 20, 2007.


                       See Notes to Financial Statements                  Page 9

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS



                                                                    Period
                                                                     Ended
                                                                 11/30/2007 (a)
                                                                ----------------
OPERATIONS:
Net investment income (loss)                                    $    3,512,679
Net realized gain (loss)                                            (2,386,854)
Net increase from payment from the Sub-Advisor                           3,067
Net change in unrealized appreciation (depreciation)                (1,344,278)
                                                                ----------------
Net increase (decrease) in net assets resulting from operations       (215,386)
                                                                ----------------

CAPITAL TRANSACTIONS:
Proceeds from sale of 7,205,236 Common Shares                      137,620,008
Offering costs                                                        (288,000)
                                                                ----------------
Net increase (decrease) from capital transactions                  137,332,008
                                                                ----------------

Net increase (decrease) in net assets                              137,116,622

NET ASSETS:
Beginning of period                                                         --
                                                                ----------------
End of period                                                     $137,116,622
                                                                ================
Accumulated net investment income (loss) at end of period       $    3,512,679
                                                                ================


----------------------
(a) Initial seed date of July 19, 2007. The Fund commenced operations on September 20, 2007.


Page 10              See Notes to Financial Statements

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                    Period
                                                                     Ended
                                                                 11/30/2007 (a)
                                                                ----------------
Net asset value, beginning of period                            $      19.10 (b)
                                                                ----------------
Income from investment operations:
Net investment income (loss) (g)                                        0.52
Net realized and unrealized gain (loss)                                (0.55)(h)
                                                                ----------------
Total from investment operations                                       (0.03)
Common Shares offering costs charged to paid-in capital                (0.04)
                                                                ----------------
Net asset value, end of period                                  $      19.03
                                                                ================
Market value, end of period                                     $      17.78
                                                                ================
Total return based on net asset value (c) (d)                          (0.37)%
                                                                ================
Total return based on market value (d) (e)                            (11.10)%
                                                                ================

--------------------------------

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                 $137,117
Ratio of total expenses to average net assets                           1.44%(f)
Ratio of net investment income to average net assets                   13.87%(f)
Portfolio turnover rate                                                  178%

--------------------------------

(a) Initial seed date of July 19, 2007. The Fund commenced operations on September 20, 2007.
(b) Net of sales load of $0.90 per share on initial shares issued.
(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(d) Total return is not annualized for periods less than one year.
(e) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share.
(f) Annualized
(g) Based on average shares outstanding.
(h) Reimbursement from the Sub-Advisor represents less than $0.01.


                       See Notes to Financial Statements                 Page 11

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

                     FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                                NOVEMBER 30, 2007

                              1. FUND DESCRIPTION

First Trust Active Dividend Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on June 14, 2007 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FAV on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. It has a secondary objective of capital appreciation. The Fund seeks to achieve its objectives by investing at least 80% of its Managed Assets in a diversified portfolio of dividend-paying, multi-cap equity securities of both U.S. and non-U.S. issuers that Aviance Capital Management, LLC ("Aviance" or the "Sub-Advisor") believes offer the potential for attractive income and/or capital appreciation. Managed Assets are defined as the value of the securities and other investments the Fund holds plus cash and other assets, including interest accrued but not yet received, minus accrued liabilities other than the principal amount of any borrowings. There can be no assurance that the Fund's investment objectives will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:
The net asset value ("NAV") of the Fund's Common Shares is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Level dividend distributions are declared and paid quarterly to Common Shareholders after the payment of interest and/or dividends in connection with leverage. The level dividend rate may be modified by the Board of Trustees from time to time. Distributions of any net long-term capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
-------------------------------------------------------------------------------

                     FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                                NOVEMBER 30, 2007

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

There were no distributions paid during the period ended November 30, 2007.

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:
        Undistributed Ordinary Income               $ 5,244,813
        Accumulated Capital Gain                         39,687
        Net Unrealized Appreciation (Depreciation)   (1,623,652)

D. INCOME TAXES:
The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

Certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended November 30, 2007, the Fund has elected to defer capital losses occurring between November 1, 2007 and November 30, 2007 in the amount of $3,876,234.

In June 2006, Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), was issued and is effective for fiscal years beginning after December 15, 2006. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of November 30, 2007, management has evaluated the application of FIN 48 to the Fund, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Fund's financial statements.

E. EXPENSES:
The Fund pays all expenses directly related to its operations.

F. ORGANIZATION AND OFFERING COSTS:
Organization costs consisted of costs incurred to establish the Fund and enable it to legally conduct business. These costs included filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consisted of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Aviance have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs, $288,000, was recorded as a reduction of the proceeds from the sale of Common Shares during the period ended November 30, 2007.

G. ACCOUNTING PRONOUNCEMENT:
In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of SFAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Aviance serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives an annual portfolio management fee calculated at an annual rate of 0.50% of Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

During the period ended November 30, 2007, the Fund recorded a receivable due from the Sub-Advisor of $3,067 in connection with a trade error.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
-------------------------------------------------------------------------------

                     FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                                NOVEMBER 30, 2007

In accordance with certain fee arrangements, JPMorgan Investor Services Co. serves as the Fund's Administrator and Fund Accountant, JPMorgan Chase Bank, National Association serves as the Custodian and American Stock Transfer & Trust Company serves as the Transfer Agent.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Independent Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Independent Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2008, each of the chairmen of the Nominating and Governance Committee and the Valuation Committee will be paid $2,500 annually to serve in such capacities with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Also effective January 1, 2008, each committee chairman will serve two years before rotating to serve as a chairman of another committee.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the period ended November 30, 2007, were $363,832,298 and $224,371,080, respectively.

As of November 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,520,290 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,143,942.

                                5. COMMON SHARES

As of November 30, 2007, 7,205,236 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized for the Fund's Dividend Reinvestment Plan.

Common Share transactions were as follows:

                                       Period Ended November 30, 2007
                                         Shares           Amount
Proceeds from shares sold               7,205,236       $137,620,008
Offering costs                                 --           (288,000)
                                     --------------  ------------------
                                        7,205,236       $137,332,008
                                     ==============  ==================

                               6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             7. RISK CONSIDERATIONS

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the equity market, or when political or economic events affecting the issuer occur.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
-------------------------------------------------------------------------------

                     FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                                NOVEMBER 30, 2007

DIVIDEND STRATEGY RISK: The Sub-Advisor may not be able to anticipate the level of dividends that companies will pay in any given timeframe. The Fund's strategies require the Sub-Advisor to identify and exploit opportunities such as the announcement of major corporate actions that may lead to high current dividend income. These situations are typically not recurring in nature or the frequency may be difficult to predict and may not result in an opportunity that allows the Sub-Advisor to fulfill the Fund's investment objective. In addition, the dividend policies of the Fund's target companies are heavily influenced by the current economic climate.

QUALIFIED DIVIDEND TAX RISK: There can be no assurance as to what portion of the distributions paid to the Fund's Common Shareholders will consist of tax-advantaged qualified dividend income. For taxable years beginning before January 1, 2011, certain distributions designated by the Fund as derived from qualified dividend income will be taxed in the hands of non-corporate Common Shareholders at the rates applicable to long-term capital gain, provided certain holding period and other requirements are satisfied by both the Fund and the Common Shareholders. Additional requirements apply in determining whether distributions by foreign issuers should be regarded as qualified dividend income. Certain investment strategies of the Fund will limit the Fund's ability to meet these requirements and consequently will limit the amount of qualified dividend income received and distributed by the Fund. A change in the favorable provisions of the federal tax laws with respect to qualified dividends may effect a widespread reduction in announced dividends and may adversely impact the valuation of the shares of dividend-paying companies.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of First Trust Active
Dividend Income Fund:

We have audited the accompanying statement of assets and liabilities of First Trust Active Dividend Income Fund (the "Fund"), including the portfolio of investments, as of November 30, 2007, and the related statements of operations and changes in net assets and the financial highlights for the period from September 20, 2007 (commencement of operations) through November 30, 2007. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the Fund's custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Active Dividend Income Fund as of November 30, 2007, the related statements of operations and changes in net assets, and the financial highlights for the period from September 20, 2007 (commencement of operations) through November 30, 2007, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
January 22, 2008

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

                     FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                          NOVEMBER 30, 2007 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by American Stock Transfer & Trust Company (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company, as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 334-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in noncertificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing American Stock Transfer & Trust Company, 59 Maiden Lane, Plaza Level, New York, New York 10038.


-------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
-------------------------------------------------------------------------------

                     FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                          NOVEMBER 30, 2007 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.


                                TAX INFORMATION

For the fiscal year ended November 30, 2007, the Fund will designate up to the maximum allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during the calendar year 2007, complete information will be reported in conjunction with Form 1099-DIV.


                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of May 10, 2007, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.


                      ADVISORY AND SUB-ADVISORY AGREEMENTS

        Board Considerations Regarding Approval of Investment Management
                          and Sub-Advisory Agreements

The Board of Trustees of First Trust Active Dividend Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Aviance Capital Management, LLC (the "Sub-Advisor"), at a meeting held on July 18, 2007. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements are in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services to be provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the proposed advisory and sub-advisory fees for the Fund as compared to fees charged by investment advisors and sub-advisors to comparable funds and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; estimated expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
-------------------------------------------------------------------------------

                     FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                          NOVEMBER 30, 2007 (UNAUDITED)


the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and with the Fund's investment objectives and policies. The Board also noted the efforts expended by the Advisor in organizing the Fund and making arrangements for entities to provide services to the Fund. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. At the meeting, the Trustees received a presentation from representatives of the Sub-Advisor and were able to ask questions about the Sub-Advisor's proposed investment strategies for the Fund. The Independent Trustees noted that First Trust Portfolios L.P., an affiliate of the Advisor, has an ownership interest in the Sub-Advisor and considered that this interest would enable more informed oversight of the Sub-Advisor by the Advisor, particularly with respect to the oversight of the Sub-Advisor's compliance with the Fund's investment policies. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the advisory and sub-advisory fees to be paid under the Agreements. The Board reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the proposed advisory and sub-advisory fees and estimated expense ratios of the Fund as compared to the advisory and sub-advisory fees and expense ratios of one peer group selected by Lipper and a second peer group selected by the Advisor. The Board discussed with representatives of the Advisor the differences between the two peer groups and the limitations in creating a relevant peer group for the Fund, including that some of the peer funds use leverage. Based on the information provided, the Board noted that the Fund's proposed advisory fee was slightly above the average advisory fee of the Lipper peer group and below the average advisory fee of the Advisor peer group, and noted that the Advisor peer group consisted solely of closed-end funds launched within the past year. The Board also noted that the Fund's expected expense ratios were below the average expense ratios of both the Lipper peer group and the Advisor peer group. The Board considered the proposed sub-advisory fee rate and how it would relate to the overall management fee structure of the Fund, noting that the fees to be paid to the Sub-Advisor would be paid by the Advisor from its advisory fee. The Board also considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to clients with investment objectives and policies similar to the Fund's, other than to three other closed-end funds (for which the fees are the same). The Board also considered information provided by the Sub-Advisor as to the fee it charges to other clients, noting that such fee was five basis points higher than the proposed sub-advisory fee. Since the Fund is newly organized, the Board did not consider investment performance of the Fund. On the basis of all the information provided on the fees and expenses of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by the Advisor and the Sub-Advisor under the Agreements.

The Board noted that the Advisor continues to invest in personnel and infrastructure but did not identify any economies of scale to be realized by the Fund and indicated that, because the Fund is a closed-end fund that is not issuing more shares after the initial issuance of shares other than pursuant to its dividend reinvestment plan, the Advisor believed that any discussion of economies of scale was not material to a discussion of the advisory fee structure. The Board concluded that the advisory fee reflects an appropriate level of sharing of any economies of scale. The Board took the costs to be borne by the Advisor in connection with its services to be performed under the Advisory Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Advisory Agreement to the Advisor. The Board considered the Advisor's estimated profitability for serving as investment advisor to the closed-end funds in the First Trust Fund Complex and concluded that the profitability of the Advisory Agreement to the Advisor was anticipated to be not unreasonable. The Board considered that the Sub-Advisor was unable to estimate the profitability of the Sub-Advisory Agreement to the Sub-Advisor, but the Board noted that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, and that the Sub-Advisor would be paid by the Advisor. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor its exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with the Advisor. The Board considered the fall-out benefits expected to be realized by the Sub-Advisor from its relationship with the Fund, including possible soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.


                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

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ADDITIONAL INFORMATION (CONTINUED)
-------------------------------------------------------------------------------

                     FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                          NOVEMBER 30, 2007 (UNAUDITED)



Sources of Information

We may collect nonpublic personal information about you from the following sources:

     o Information we receive from you or your broker-dealer, investment adviser or financial representative through interviews, applications, agreements or other forms;

     o  Information about your transactions with us, our affiliates or others;

     o Information we receive from your inquiries by mail, e-mail or telephone; and

     o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

Information Collected

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

Disclosure of Information

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

     o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

     o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

Confidentiality and Security

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

Policy Updates and Inquiries

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

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BOARD OF TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------

                     FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                          NOVEMBER 30, 2007 (UNAUDITED)

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                                         THE FIRST TRUST  OTHER
                                   TERM OF OFFICE                                        FUND COMPLEX     TRUSTEESHIPS OR
NAME, ADDRESS DATE OF BIRTH AND    AND LENGTH OF      PRINCIPAL OCCUPATIONS              OVERSEEN BY      DIRECTORSHIPS
POSITION WITH THE FUND             SERVICE            DURING PAST 5 YEARS                TRUSTEE          HELD BY TRUSTEE

                                       INDEPENDENT TRUSTEES

Richard E. Erickson, Trustee       o Two Year Term    Physician; President,              58               None
c/o First Trust Advisors L.P.                         Wheaton Orthopedics;
1001 Warrenville Road,             o Since Fund       Co-owner and Co-Director
  Suite 300                          Inception        (January 1996 to May
Lisle, IL 60532                                       2007), Sports Med Center
D.O.B. 04/51                                          for Fitness; Limited
                                                      Partner, Gundersen Real
                                                      Estate Partnership;
                                                      Limited Partner, Sportsmed LLC

Thomas R. Kadlec, Trustee          o Two Year Term    Senior Vice President and          58               None
c/o First Trust Advisors L.P.                         Chief Financial Officer
1001 Warrenville Road,             o Since Fund       (May 2007 to Present), Vice
  Suite 300                          Inception        President and Chief
Lisle, IL 60532                                       Financial Officer (1990 to
D.O.B. 11/57                                          May 2007), ADM Investor
                                                      Services, Inc. (Futures
                                                      Commission Merchant); Vice
                                                      President (May 2005 to
                                                      Present), ADM Derivatives,
                                                      Inc.; Registered
                                                      Representative (2000 to
                                                      Present), Segerdahl &
                                                      Company, Inc., a FINRA
                                                      member (Broker-Dealer)

Robert F. Keith, Trustee           o One Year Term    President (2003 to                 58               None
c/o First Trust Advisors L.P.                         Present), Hibs Enterprises
1001 Warrenville Road,             o Since Fund       (Financial and Management
  Suite 300                          Inception        Consulting); President
Lisle, IL 60532                                       (2001 to 2003), Aramark
D.O.B. 11/56                                          Service Master Management;
                                                      President and Chief
                                                      Operating Officer (1998 to
                                                      2003), Service Master
                                                      Management Services

Niel B. Nielson, Trustee           o Three Year Term  President (June 2002 to            58               Director of
c/o First Trust Advisors L.P.                         Present), Covenant College                          Covenant
1001 Warrenville Road,             o Since Fund                                                           Transport Inc.
  Suite 300                          Inception
Lisle, IL 60532
D.O.B. 03/54

                               INTERESTED TRUSTEE

James A. Bowen(1), Trustee,        o Three Year       President, First Trust             58               Trustee of
President, Chairman of the           Trustee Term     Advisors L.P. and First                             Wheaton College
Board and CEO                        and Indefinite   Trust Portfolios L.P.;
1001 Warrenville Road,               Officer Term     Chairman of the Board of
  Suite 300                                           Directors, BondWave LLC
Lisle, IL 60532                    o Since Fund       (Software Development
D.O.B. 09/55                         Inception        Company/Broker-Dealer) and
                                                      Stonebridge Advisors LLC
                                                      (Investment Advisor)

-------------
(1) Mr. Bowen is deemed an "interested person" of the Fund due to his position as President of First Trust Advisors L.P., investment advisor of the Fund.


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BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
-------------------------------------------------------------------------------

                     FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                          NOVEMBER 30, 2007 (UNAUDITED)


                          OFFICERS WHO ARE NOT TRUSTEES

NAME, ADDRESS              POSITION AND OFFICES         TERM OF OFFICE AND    PRINCIPAL OCCUPATIONS
AND DATE OF BIRTH          WITH FUND                    LENGTH OF SERVICE     DURING PAST 5 YEARS

Mark R. Bradley            Treasurer, Controller,       o Indefinite Term     Chief Financial Officer,
1001 Warrenville Road,     Chief Financial Officer                            First Trust Advisors L.P. and
  Suite 300                and Chief Accounting         o Since Fund          First Trust Portfolios L.P.;
Lisle, IL 60532            Officer                        Inception           Chief Financial Officer,
D.O.B. 11/57                                                                  BondWave LLC (Software Development
                                                                              Company/Broker-Dealer) and
                                                                              Stonebridge Advisors LLC
                                                                              (Investment Advisor)

Kelley Christensen         Vice President               o Indefinite Term     Assistant Vice President,
1001 Warrenville Road,                                                        First Trust Advisors L.P. and
  Suite 300                                             o Since Fund          First Trust Portfolios L.P.
Lisle, IL 60532                                           Inception
D.O.B. 09/70

James M. Dykas             Assistant Treasurer          o Indefinite Term     Senior Vice President (April
1001 Warrenville Road,                                                        2007 to Present), Vice
  Suite 300                                             o Since Fund          President (January 2005 to
Lisle, IL 60532                                           Inception           April 2007), First Trust
D.O.B. 01/66                                                                  Advisors L.P. and First Trust
                                                                              Portfolios L.P.; Executive
                                                                              Director (December 2002 to
                                                                              January 2005), Vice President
                                                                              (December 2000 to December
                                                                              2002), Van Kampen Asset
                                                                              Management and Morgan Stanley
                                                                              Investment Management

Christopher Fallow         Assistant Vice President     o Indefinite Term     Assistant Vice President
1001 Warrenville Road,                                                        (August 2006 to Present),
  Suite 300                                             o Since Fund          Associate (January 2005 to
Lisle, IL 60532                                           Inception           August 2006), First Trust
D.O.B. 04/79                                                                  Advisors L.P. and First Trust
                                                                              Portfolios L.P.; Municipal
                                                                              Bond Trader (July 2001 to
                                                                              January 2005), BondWave LLC
                                                                              (Software Development
                                                                              Company/Broker-Dealer)

W. Scott Jardine           Secretary and Chief          o Indefinite Term     General Counsel, First Trust
1001 Warrenville Road,     Compliance Officer                                 Advisors L.P. and First Trust
  Suite 300                                             o Since Fund          Portfolios L.P.; Secretary,
Lisle, IL 60532                                           Inception           BondWave LLC (Software
D.O.B. 05/60                                                                  Development Company/Broker-Dealer)
                                                                              and Stonebridge Advisors LLC
                                                                              (Investment Advisor)

Daniel J. Lindquist        Vice President              o  Indefinite Term     Senior Vice President
1001 Warrenville Road,                                                        (September 2005 to Present),
  Suite 300                                                                   Vice President (April 2004 to
Lisle, IL 60532                                        o Since Fund           September 2005), First Trust
D.O.B. 02/70                                             Inception            Advisors L.P. and First Trust
                                                                              Portfolios L.P.; Chief
                                                                              Operating Officer (January
                                                                              2004 to April 2004), Mina
                                                                              Capital Management, LLC;
                                                                              Chief Operating Officer
                                                                              (April 2000 to January 2004),
                                                                              Samaritan Asset Management
                                                                              Services, Inc.

Kristi A. Maher            Assistant Secretary         o Indefinite Term      Deputy General Counsel (May
1001 Warrenville Road,                                                        2007 to Present), Assistant
  Suite 300                                            o Since Fund           General Counsel (March 2004
Lisle, IL 60532                                          Inception            to May 2007), First Trust
D.O.B. 12/66                                                                  Advisors L.P. and First Trust
                                                                              Portfolios L.P.; Associate
                                                                              (December 1995 to March
                                                                              2004), Chapman and Cutler LLP

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



                           [BLANK INSIDE BACK COVER]

[LOGO OMITTED]  FIRST TRUST
                ADVISORS L.P.



INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532

INVESTMENT SUB-ADVISOR
Aviance Capital Management, LLC
2080 Ringling Boulevard
Sarasota, FL 34237

CUSTODIAN
JPMorgan Chase Bank, National Association
3 Chase Metrotech Center, 6th Floor
Brooklyn, NY 11245

ADMINISTRATOR & FUND ACCOUNTANT
JPMorgan Investor Services Co.
73 Tremont Street
Boston, MA 02108

TRANSFER AGENT
American Stock Transfer & Trust Company
59 Maiden Lane, Plaza Level
New York, NY 10038

BOARD ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees (Registrant) -- The aggregate fees billed from Registrant's inception on September 20, 2007 through November 30, 2007 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal years were $40,500.

         (b) Audit-Related Fees (Registrant) -- The aggregate fees billed from Registrant's inception on September 20, 2007 through November 30, 2007 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

             Audit-Related Fees (Investment Adviser) -- The aggregate fees billed from Registrant's inception on September 20, 2007 through November 30, 2007 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

         (c) Tax Fees (Registrant) -- The aggregate fees billed from Registrant's inception on September 20, 2007 through November 30, 2007 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant were $0.

             Tax Fees (Investment Adviser) -- The aggregate fees billed from Registrant's inception on September 20, 2007 through November 30, 2007 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant's investment adviser were $0.

         (d) All Other Fees (Registrant) -- The aggregate fees billed from Registrant's inception on September 20, 2007 through November 30, 2007 for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

             All Other Fees (Investment Adviser) -- The aggregate fees billed from Registrant's inception on September 20, 2007 through November 30, 2007 for products and services provided by the principal accountant to the Registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $0.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

             The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the Registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to the de minimis exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) for the Registrant and the Registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  0%

                           (c)  0%

                           (d)  0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant from Registrant's inception on September 20, 2007 through November 30, 2007 were $0 for the Registrant and $0 for the Registrant's investment adviser.

     (h) The Registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) The Registrant has a separately designated audit committee consisting of all the independent directors of the Registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.

     (b) Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


                         AVIANCE CAPITAL MANAGEMENT, LLC
                             PROXY VOTING GUIDELINES

         Aviance Capital Management, LLC. (the "Sub-Adviser") serves as investment adviser providing discretionary investment advisory services for a closed-end investment company (the "Fund"). As part of these services, the Sub-Adviser has full responsibility for proxy voting and related duties. In fulfilling these duties, the Sub-Adviser has adopted the following policies and procedures:

          1. It is the Sub-Adviser's policy to seek to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

          2. The Sub-Adviser shall be responsible for the oversight of the Fund's proxy voting process and shall assign a senior member of its staff to be responsible for this oversight.

          3. The Sub-Adviser has engaged the services of Institutional Shareholder Services, Inc. ("ISS") to make recommendations to the Sub-Adviser on the voting of proxies related to securities held by the Fund. ISS provides voting recommendations based on established guidelines and practices. The Sub-Adviser has adopted these ISS Proxy Voting Guidelines.

          4. The Sub-Adviser shall review the ISS recommendations and generally will vote the proxies in accordance with such recommendations. Notwithstanding the foregoing, the Sub-Adviser may not vote in accordance with the ISS recommendations if the Sub-Adviser believes that the specific ISS recommendation is not in the best interests of the Fund.

          5. If the Sub-Adviser manages the assets or pension fund of a company and any of the Sub-Adviser's clients hold any securities in that company, the Sub-Adviser will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. In addition, if the Sub-Adviser has actual knowledge of any other type of material conflict of interest between itself and the Fund with respect to the voting of a proxy, the Sub-Adviser shall vote the applicable proxy in accordance with the ISS recommendations to avoid such conflict of interest.

          6. If the Fund requests the Sub-Adviser to follow specific voting guidelines or additional guidelines, the Sub-Adviser shall review the request and follow such guidelines, unless the Sub-Adviser determines that it is unable to follow such guidelines. In such case, the Sub-Adviser shall inform the Fund that it is not able to follow the Fund's request.

         7. The Sub-Adviser may have clients in addition to the Fund which have provided the Sub-Adviser with discretionary authority to vote proxies on their behalf. In such cases, the Sub-Adviser shall follow the same policies and procedures.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  (a)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

Aviance Capital Management, LLC ("Aviance"), a registered investment advisor, is the Sub-Advisor to the Registrant. Aviance is an asset management firm focused on managing multi-cap value and growth portfolios. Aviance was founded, and is currently managed, by its Managing Members: Christian C. Bertelsen; Gary T. Dvorchak, CFA; Michael J. Dixon; and Edward C. Bertelsen. Aviance is responsible for the day-to-day management of the Registrant's portfolio utilizing a team consisting of Christian C. Bertelsen, Gary T. Dvorchak, Edward C. Bertelsen and Mark Belanian. The team has approximately six years of experience working together and approximately 80 years of cumulative industry experience.

CHRISTIAN C. BERTELSEN, Chief Investment Officer and Senior Portfolio Manager Christian C. Bertelsen has 41 years of investment experience. Since November 2004, he was Chief Investment Officer at GFPC, the incubator company of Aviance. From July 1997 to December 2003, Mr. Bertelsen was director of the value equity group for Phoenix Investment Counsel, during which time he was responsible for developing strategies that focused on the analysis of dividends as a means of identifying undervalued companies and generating income. He served as Chief Investment Officer at Dreman Value Advisors between January 1996 and July 1997, and was a Senior Vice President with Eagle Asset Management between April 1993 and January 1996. From June 1986 to April 1993, Mr. Bertelsen headed the equity investment department at Colonial Advisory Services, Inc., and managed The Colonial Fund. Prior to 1986, he held positions with Batterymarch Financial Management and State Street Bank & Trust Company. Mr. Bertelsen holds an M.B.A. and a B.A. in Economics and History from Boston University.

GARY T. DVORCHAK, CFA, Portfolio Manager - Quantitative Dividend Analyst
Gary T. Dvorchak, CFA, has 16 years of experience in the institutional investment management business. Before joining Aviance, Mr. Dvorchak founded Channel Island Partners, a hedge fund investment adviser. From January 2004 to October 2005, Channel Island Partners managed the Systematic Income Fund, an income-oriented, dividend capture fund. The fund was closed and the partners moved their assets into Aviance's dividend strategy upon the merger of Channel Island Partners into GFPC. From May 1998 to November 2001, Mr. Dvorchak was a senior portfolio manager at Provident Investment Counsel, a Pasadena-based institutional asset manager with $20 billion of assets under management. Between April 1993 and April 1998, Mr. Dvorchak was a senior analyst and member of the investment committee at Sit Investment Associates, an institutional manager based in Minneapolis. Mr. Dvorchak earned an M.B.A. in 1992 from the Kellogg Graduate School of Management at Northwestern University. He graduated Phi Beta Kappa in 1986 from the University of Iowa and earned the Chartered Financial Analyst designation in 1996.

EDWARD C. BERTELSEN, Portfolio Manager - Research
Edward C. Bertelsen has 14 years of experience in supporting and managing portfolios. He is also responsible for a limited number of selected client relationships. He joined Global Financial Private Capital in April 2004 and was instrumental in creating its trading environment. Between March 2001 and April 2004, Mr. Bertelsen was a Senior Portfolio Manager with Salomon Smith Barney. Between November 1996 and March 2001, Mr. Bertelsen was employed by Legg Mason Wood Walker as a Portfolio Manager. He graduated with Honors from Albion College in 1993 with a B.A. in Economics and History and started his financial career with Raymond James in July 1993.

MARK BELANIAN, Portfolio Analyst
Mark Belanian has nine years of investment industry experience. Mr. Belanian joined Global Financial Private Capital/Aviance in February 2006 from Merrill Lynch's Global Private Client Group in Sarasota, Florida, where he had worked since February 2005. Mr. Belanian worked with Chris Bertelsen as a portfolio analyst at Phoenix Investment Counsel between June 1998 and January 2005. Mr. Belanian graduated from Trinity College with a B.A. in Modern Language.


OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

  (a)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS OR MANAGEMENT TEAM MEMBER AS OF NOVEMBER 30, 2007

                                                                                           # of Accounts     Total Assets
                                                                                            Managed for        for which
                                                                Total # of                 which Advisory    Advisory Fee
 Name of Portfolio Manager                                       Accounts       Total     Fee is Based on     is Based on
      or Team Member                 Type of Accounts            Managed       Assets       Performance       Performance
Christian C. Bertelsen        Registered Investment                 0            $0              0                $0
                              Companies:
                              Other Pooled Investment               0            $0              0                $0
                              Vehicles:
                              Other Accounts:                       66       $20 Million         0                $0

Gary T. Dvorchak              Registered Investment                 0            $0              0                $0
                              Companies:
                              Other Pooled Investment               0            $0              0                $0
                              Vehicles:
                              Other Accounts:                       66       $20 Million         0                $0

Edward C. Bertelsen           Registered Investment                 0            $0              0                $0
                              Companies:
                              Other Pooled Investment               0            $0              0                $0
                              Vehicles:
                              Other Accounts:                       38       $33 Million         0                $0

Mark Belanian                 Registered Investment                 0            $0              0                $0
                              Companies:
                              Other Pooled Investment               0            $0              0                $0
                              Vehicles:
                              Other Accounts:                       0            $0              0                $0


POTENTIAL CONFLICTS OF INTERESTS

Aviance believes there are not any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Registrant's investments.

  (a)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS OR MANAGEMENT TEAM MEMBERS

The members of the portfolio management team are paid a monthly salary capped at a level which can rise annually with inflation. Additional bonuses are based on the overall profitable of the firm. Aviance employees are offered health/dental insurance through the firm's group policy. The members of the portfolio flow of the company does not support the full amount of salaries, therefore, the three members are paid at a discounted level, as cash flow allows.

  (a)(4) DISCLOSURE OF SECURITIES OWNERSHIP

         Information provided as of November 30, 2007

                                               Dollar Range of Fund Shares
         Name                                      Beneficially Owned
         Christian C. Bertelsen                            $0
         Gary T. Dvorchak                                  $0
         Edward C. Bertelsen                               $0
         Mark Belanian                                     $0


(b) Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         At the Registrant's organizational meeting, the Registrant's Board of Trustees adopted a Nominating and Governance Committee Charter which includes procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees as described below:

         Any proposal to elect any person nominated by shareholders for election as trustee may only be brought before an annual meeting of the Registrant if timely written notice (the "Shareholder Notice") is provided to the secretary of the Registrant. Unless a greater or lesser period is required under applicable law, to be timely, the Shareholder Notice must be delivered to or mailed and received at Registrant's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, Attn: W. Scott Jardine, not less than forty-five (45) days nor more than sixty (60) days prior to the first anniversary date of the date of the Registrant's proxy statement released to shareholders for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

         Any shareholder submitting a nomination of any person or persons (as the case may be) for election as a trustee or trustees of the Registrant shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s);
(C) any other information regarding each such person required by paragraphs (a),
(d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee.

         Without limiting the foregoing, any shareholder who gives a Shareholder Notice of any matter proposed to be brought before a shareholder meeting (whether or not involving nominees for trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such shareholder favors the proposal; (iii) such shareholder's name and address as they appear on the Registrant's books; (iv) any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act; (v) the class or series and number of all shares of the Registrant owned beneficially and of record by such shareholder; (vi) any material interest of such shareholder in the matter proposed (other than as a shareholder); (vii) a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for trustees, a description of all arrangements or understandings between the shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the shareholder; and (ix) in the case of a shareholder (a "Beneficial Owner") that holds shares entitled to vote at the meeting through a nominee or "street name" holder of record, evidence establishing such Beneficial Owner's indirect ownership of, and entitlement to vote, shares at the meeting of shareholders. As used herein, shares "beneficially owned" shall mean all shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.

A copy of the Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.


ITEM 11. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust Active Dividend Income Fund
             ------------------------------------------------

By (Signature and Title)* /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date January 24, 2008
     -----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date January 24, 2008
     -----------------------


By (Signature and Title)* /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date January 24, 2008
     -----------------------



* Print the name and title of each signing officer under his or her signature.